Shareholder Report, Line Graph (Details) - USD ($)				9 Months Ended		12 Months Ended		21 Months Ended		24 Months Ended	33 Months Ended		36 Months Ended	45 Months Ended		48 Months Ended	57 Months Ended		60 Months Ended	69 Months Ended		72 Months Ended	81 Months Ended		84 Months Ended	93 Months Ended		96 Months Ended	105 Months Ended		108 Months Ended	117 Months Ended		120 Months Ended
	May 09, 2016	May 06, 2016	Jan. 31, 2016	Jan. 31, 2017	Jan. 31, 2017	Jan. 31, 2026	Jan. 31, 2017	Jan. 31, 2018	Jan. 31, 2018	Jan. 31, 2018	Jan. 31, 2019	Jan. 31, 2019	Jan. 31, 2019	Jan. 31, 2020	Jan. 31, 2020	Jan. 31, 2020	Jan. 31, 2021	Jan. 31, 2021	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2022	Jan. 31, 2023	Jan. 31, 2023	Jan. 31, 2023	Jan. 31, 2024	Jan. 31, 2024	Jan. 31, 2024	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
C000023127
Account Value [Line Items]
Line Graph and Table Measure Name						Yorktown Growth Fund - A
Accumulated Value			$ 10,000				$ 11,688			$ 15,121			$ 13,545			$ 16,300			$ 21,456			$ 21,988			$ 20,216			$ 22,028			$ 25,353			$ 28,268
C000023126
Account Value [Line Items]
Line Graph and Table Measure Name						Yorktown Growth Fund - L
Accumulated Value			10,000				11,569			14,813			13,141			15,654			20,405			20,687			18,836			20,317			23,154			25,568
C000127241
Account Value [Line Items]
Line Graph and Table Measure Name						Yorktown Growth Fund - I
Accumulated Value			10,000				11,689			15,123			13,548			16,296			21,462			21,989			20,222			22,025			25,359			28,278
C000023136
Account Value [Line Items]
Line Graph and Table Measure Name						Yorktown Multi-Sector Bond Fund - A
Accumulated Value			10,000				12,219			13,453			13,154			14,374			14,137			14,284			13,136			13,733			14,413			15,312
C000169022
Account Value [Line Items]
Line Graph and Table Measure Name						Yorktown Multi-Sector Bond Fund - C
Accumulated Value		$ 10,000			$ 11,217				$ 12,287		$ 11,954			$ 13,004			$ 12,725				$ 12,782		$ 11,706				$ 12,173			$ 12,716			$ 13,443
C000023135
Account Value [Line Items]
Line Graph and Table Measure Name						Yorktown Multi-Sector Bond Fund - L
Accumulated Value			10,000				12,171			13,332			12,957			14,099			13,801			13,860			12,686			13,194			13,784			14,576
C000085545
Account Value [Line Items]
Line Graph and Table Measure Name						Yorktown Multi-Sector Bond Fund - I
Accumulated Value			10,000				12,284			13,589			13,340			14,666			14,493			14,704			13,605			14,288			15,075			16,084
C000023132
Account Value [Line Items]
Line Graph and Table Measure Name						Yorktown Short Term Bond Fund - A
Accumulated Value			10,000				10,682			11,129			11,257			11,828			12,135			12,041			11,693			12,303			12,854			13,580
C000023131
Account Value [Line Items]
Line Graph and Table Measure Name						Yorktown Short Term Bond Fund - L
Accumulated Value			10,000				10,558			10,885			10,916			11,385			11,561			11,390			10,986			11,479			11,938			12,534
C000127242
Account Value [Line Items]
Line Graph and Table Measure Name						Yorktown Short Term Bond Fund - I
Accumulated Value			10,000				10,677			11,123			11,270			11,833			12,121			12,033			11,680			12,278			12,852			13,558
C000169010
Account Value [Line Items]
Line Graph and Table Measure Name						Yorktown Small Cap Fund - A
Accumulated Value	$ 9,425			$ 11,309				$ 12,708				$ 12,483			$ 13,781			$ 19,609		$ 19,828				$ 18,124		$ 18,834			$ 21,082			$ 22,380
C000169012
Account Value [Line Items]
Line Graph and Table Measure Name						Yorktown Small Cap Fund - L
Accumulated Value	10,000			11,930				13,297				12,956			14,211			20,059		20,121				18,261		18,835			20,928			22,050
C000169013
Account Value [Line Items]
Line Graph and Table Measure Name						Yorktown Small Cap Fund - I
Accumulated Value	10,000			12,012				13,539				13,323			14,748			21,032		21,313				19,530		20,354			22,836			24,296
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Accumulated Value			10,000				11,860			15,199			14,138			16,495			19,397			22,055			20,393			23,505			28,504			34,889
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Accumulated Value			10,000				11,860			15,199			14,138			16,495			19,397			22,055			20,393			23,505			28,504			34,889
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Accumulated Value			10,000				11,860			15,199			14,138			16,495			19,397			22,055			20,393			23,505			28,504			34,889
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,145			10,363			10,597			11,619			12,167			11,806			10,819			11,046			11,274			12,047
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value		$ 10,000			$ 9,927				$ 10,141		$ 10,369			$ 11,369			$ 11,906				$ 11,552		$ 10,587				$ 10,809			$ 11,032			$ 11,788
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,145			10,363			10,597			11,619			12,167			11,806			10,819			11,046			11,274			12,047
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,145			10,363			10,597			11,619			12,167			11,806			10,819			11,046			11,274			12,047
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA U.S. Corporate & Government, 1-3 Years Index
Accumulated Value			10,000				10,094			10,137			10,368			10,807			11,111			10,987			10,728			11,189			11,694			12,293
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA U.S. Corporate & Government, 1-3 Years Index
Accumulated Value			10,000				10,094			10,137			10,368			10,807			11,111			10,987			10,728			11,189			11,694			12,293
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name						ICE BofA U.S. Corporate & Government, 1-3 Years Index
Accumulated Value			10,000				10,094			10,137			10,368			10,807			11,111			10,987			10,728			11,189			11,694			12,293
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000			12,309				14,424				13,915			15,197			19,783		19,544				18,883		19,337			23,029			26,669
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000			12,309				14,424				13,915			15,197			19,783		19,544				18,883		19,337			23,029			26,669
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000			12,309				14,424				13,915			15,197			19,783		19,544				18,883		19,337			23,029			26,669
MSCI ACWI SMID Cap Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI Global Small/Mid Cap Index
Accumulated Value			10,000				12,215			15,414			14,002			15,769			18,824			20,298			19,338			20,364			23,452			28,515
MSCI ACWI SMID Cap Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI Global Small/Mid Cap Index
Accumulated Value			10,000				12,215			15,414			14,002			15,769			18,824			20,298			19,338			20,364			23,452			28,515
MSCI ACWI SMID Cap Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI Global Small/Mid Cap Index
Accumulated Value			10,000				12,215			15,414			14,002			15,769			18,824			20,298			19,338			20,364			23,452			28,515
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,145			10,363			10,597			11,619			12,167			11,806			10,819			11,046			11,274			12,047
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,145			10,363			10,597			11,619			12,167			11,806			10,819			11,046			11,274			12,047
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			$ 10,000				$ 10,145			$ 10,363			$ 10,597			$ 11,619			$ 12,167			$ 11,806			$ 10,819			$ 11,046			$ 11,274			$ 12,047
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Accumulated Value	10,000			11,144				14,282				13,285			15,500			18,227		20,724				19,162		22,087			26,784			32,784
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000			11,917				14,885				14,493			16,510			23,558		20,014				18,713		19,548			23,992			27,328
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Accumulated Value	10,000			11,144				14,282				13,285			15,500			18,227		20,724				19,162		22,087			26,784			32,784
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000			11,917				14,885				14,493			16,510			23,558		20,014				18,713		19,548			23,992			27,328
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name						MSCI All Country World Index
Accumulated Value	10,000			11,144				14,282				13,285			15,500			18,227		20,724				19,162		22,087			26,784			32,784
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name						Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	$ 10,000			$ 11,917				$ 14,885				$ 14,493			$ 16,510			$ 23,558		$ 20,014				$ 18,713		$ 19,548			$ 23,992			$ 27,328